SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Leases
Within 1 year	$ 275,792	$ 295,108
After 1 year but within 5 years	367,376	477,773
Total lease payments	643,168	772,881
Less: imputed interest	(49,168)	(60,793)
Total lease obligations	594,000	712,088
Less: current obligations	(253,847)	(270,556)
Long-term lease obligations	$ 340,153	$ 441,532